INTANGIBLES (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intellectual property rights
US$
Six months ended December 31, 2025
Carrying amount at June 30, 2025, (net of accumulated amortization of $768,128)	13,550,993
Additions	9,588
Amortization	(648,932)
Carrying amount at December 31, 2025	12,911,649
- at cost	14,328,709
- accumulated amortization	(1,417,060)

Six months ended December 31, 2024
Carrying amount at June 30, 2024	-
Additions	8,757,289
Transfers from prepayments	5,513,206
Amortization	(122,039)
Carrying amount at December 31, 2024	14,148,456
- at cost	14,270,495
- accumulated amortization	(122,039)
Notes:
(1) During the prior six month period ended December 31, 2024, the Group exercised its exclusive option to purchase intellectual property rights of Blacksand Technology, LLC. The group now holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. As consideration for the option, IperionX has made or will make payments totaling US$14.3 million (of which US$12.1 million was paid in prior periods, US$0.9 million was paid during the six months ended December 31, 2025).